Asset Under Development (Tables)	9 Months Ended
Sep. 30, 2017
Extractive Industries [Abstract]
Schedule for Assets Under Development

(in thousands of $)	September 30, 2017	December 31, 2016
Purchase price installments	883,872	653,378
Interest costs capitalized	88,984	53,985
Other costs capitalized	59,260	24,630
	1,032,116	731,993

Schedule of Estimated Outstanding Payments
As at September 30, 2017, the estimated timing of the outstanding payments in connection with the Hilli conversion are as follows:

(in thousands of $)	September 30, 2017
Payable within 3 months to December 31, 2017	97,575
Payable within 12 months to December 31, 2018	95,775
193,350